Income Taxes - Summary of reconciliation of the statutory federal income tax rate (benefit) and effective tax rate (benefit) (Detail)	4 Months Ended
Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Federal income tax rate	21.00%
Change in Valuation Allowance	(21.00%)
Income Taxes Benefit	0.00%